Annual Total Returns- Vanguard Mid-Cap Value Index Fund (Investor) [BarChart] - Investor - Vanguard Mid-Cap Value Index Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.44%)	15.91%	37.42%	13.84%	(1.91%)	15.11%	16.91%	(12.53%)	27.82%	2.43%